VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2022 (unaudited)

	Par (000’s	)	Value
CORPORATE BONDS: 98.4%
Brazil: 1.2%
Vale Overseas Ltd.
3.75%, 07/08/30	$25		$22,899
6.88%, 11/21/36	75		81,140
			104,039
Canada: 5.2%
Alimentation Couche-Tard, Inc. 144A 3.55%, 07/26/27	40		37,944
Bank of Nova Scotia 4.50%, 12/16/25	25		25,336
Bank of Nova Scotia/The 4.59% (US Treasury Yield Curve Rate T 5 Year+2.05%), 05/04/37	25		23,370
Canadian Natural Resources Ltd. 6.25%, 03/15/38	25		27,205
Canadian Pacific Railway Co. 6.12%, 09/15/15	25		27,579
Enbridge, Inc.
3.12%, 11/15/29	75		69,941
5.50%, 07/15/77	50		45,457
Spectra Energy Partners LP 4.75%, 03/15/24	25		25,332
Suncor Energy, Inc.
6.50%, 06/15/38	50		56,185
6.80%, 05/15/38	25		28,764
TransCanada PipeLines Ltd.
6.20%, 10/15/37	25		28,492
7.62%, 01/15/39	50		63,342
			458,947
China: 0.4%
Meituan 144A 3.05%, 10/28/30	50		36,129
Denmark: 1.5%
Danske Bank A/S 144A
3.88%, 09/12/23	75		74,757
4.30% (US Treasury Yield Curve Rate T 1 Year+1.75%), 04/01/28	50		48,097
			122,854
France: 9.5%
BNP Paribas SA 144A
2.59% (US Treasury Yield Curve Rate T 5 Year+2.05%), 08/12/35	85		67,939
4.62%, 03/13/27	85		84,540
Credit Agricole SA 144A 4.38%, 03/17/25	100		98,988
Danone SA 144A 2.59%, 11/02/23	50		49,509
Electricite de France SA 144A
4.50%, 09/21/28	50		50,224
6.95%, 01/26/39	50		56,370
Societe Generale SA 144A 3.00%, 01/22/30	50		43,275
	Par (000’s	)	Value
France (continued)
4.25%, 09/14/23	$100		$100,273
4.25%, 04/14/25	50		49,326
4.75%, 09/14/28	100		98,479
5.00%, 01/17/24	100		100,428
			799,351
Germany: 0.3%
E.ON International Finance BV 144A 6.65%, 04/30/38	25		27,501
Guernsey: 0.5%
Credit Suisse Group AG 4.88%, 05/15/45	50		44,521
Ireland: 0.3%
Shire Acquisitions Investments Ireland DAC 2.88%, 09/23/23	25		24,785
Italy: 2.2%
Enel Finance International NV 144A
3.62%, 05/25/27	150		142,757
6.00%, 10/07/39	50		50,224
			192,981
Luxembourg: 0.7%
DH Europe Finance II Sarl
3.25%, 11/15/39	50		43,844
3.40%, 11/15/49	25		21,399
			65,243
Mexico: 1.0%
America Movil SAB de CV 144A 5.38%, 04/04/32	25		23,752
Southern Copper Corp. 6.75%, 04/16/40	50		57,297
			81,049
Netherlands: 3.9%
ABN AMRO Bank NV 144A 3.32% (US Treasury Yield Curve Rate T 5 Year+1.90%), 03/13/37	50		40,400
Deutsche Telekom International Finance BV 8.75%, 06/15/30	75		96,126
Enel Finance International NV 144A 5.00%, 06/15/32	50		48,997
Prosus NV 144A
3.06%, 07/13/31	50		39,119
3.68%, 01/21/30	50		42,256
4.99%, 01/19/52	75		58,361
			325,259
Norway: 0.3%
Yara International ASA 144A 4.75%, 06/01/28	25		24,113
Saudi Arabia: 0.3%
Motiva Enterprises LLC 144A 6.85%, 01/15/40	25		24,812

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VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Spain: 0.5%
Banco Santander SA 2.75%, 12/03/30	$50		$40,305
Switzerland: 1.7%
Credit Suisse Group AG 144A
3.09% (United States Secured Overnight Financing Rate+1.73%), 05/14/32	50		40,238
4.19% (United States Secured Overnight Financing Rate+3.73%), 04/01/31	125		111,287
			151,525
United Kingdom: 6.7%
Barclays Plc
2.65% (US Treasury Yield Curve Rate T 1 Year+1.90%), 06/24/31	175		144,890
3.33% (US Treasury Yield Curve Rate T 1 Year+1.30%), 11/24/42	50		37,857
3.81% (US Treasury Yield Curve Rate T 1 Year+1.70%), 03/10/42 †	50		38,148
4.84%, 05/09/28	50		48,594
5.20%, 05/12/26	100		100,980
5.25%, 08/17/45	50		48,793
Ferguson Finance Plc 144A 4.50%, 10/24/28	25		25,016
NatWest Group Plc 3.88%, 09/12/23	50		49,923
Standard Chartered Plc 144A 4.30%, 02/19/27 †	100		98,535
			592,736
United States: 62.2%
7-Eleven, Inc. 144A 0.80%, 02/10/24	50		47,818
Altria Group, Inc.
3.88%, 09/16/46	35		24,723
4.00%, 02/04/61	50		34,369
4.25%, 08/09/42	100		75,174
4.80%, 02/14/29 †	125		124,317
5.80%, 02/14/39	25		23,694
5.95%, 02/14/49	35		32,213
Ares Capital Corp.
2.15%, 07/15/26	50		43,259
3.25%, 07/15/25	25		23,599
3.88%, 01/15/26	50		47,123
AT&T, Inc. 0.90%, 03/25/24	25		24,027
BAT Capital Corp. 2.79%, 09/06/24	50		48,593
Bayer US Finance II LLC 144A
3.88%, 12/15/23	50		50,042
4.25%, 12/15/25	50		49,955
Bayer US Finance LLC 144A 3.38%, 10/08/24	50		49,147
Berry Global, Inc.
	Par (000’s	)	Value
United States (continued)
1.57%, 01/15/26	$25		$22,777
Berry Global, Inc. 144A 4.88%, 07/15/26	25		24,583
Broadcom, Inc. 144A 4.93%, 05/15/37	50		47,469
Carrier Global Corp.
2.70%, 02/15/31	50		44,160
3.38%, 04/05/40	100		82,516
CDW LLC / CDW Finance Corp. 2.67%, 12/01/26	25		22,801
Charter Communications Operating LLC / Charter Communications Operating Capital
4.50%, 02/01/24	25		25,176
4.91%, 07/23/25	125		126,796
5.05%, 03/30/29	125		124,566
5.12%, 07/01/49	20		17,272
5.38%, 05/01/47	75		66,176
6.48%, 10/23/45	75		75,475
CoStar Group, Inc. 144A 2.80%, 07/15/30	25		21,177
Deutsche Bank AG
2.22% (United States Secured Overnight Financing Rate+2.16%), 09/18/24	50		48,338
3.55% (United States Secured Overnight Financing Rate+3.04%), 09/18/31	50		43,091
Deutsche Bank AG/New York NY 2.13% (United States Secured Overnight Financing Rate+1.87%), 11/24/26	50		44,862
Duke Energy Corp. 2.55%, 06/15/31	25		21,877
Enterprise Products Operating LLC
5.10%, 02/15/45	25		24,905
5.95%, 02/01/41	50		54,552
Exelon Corp. 3.40%, 04/15/26	50		49,587
Fresenius Medical Care US Finance III, Inc. 144A 2.38%, 02/16/31	50		40,070
GLP Capital LP / GLP Financing II, Inc. 5.38%, 04/15/26	50		49,684
HCA, Inc.
4.12%, 06/15/29	25		24,079
5.00%, 03/15/24	100		101,506
5.12%, 06/15/39	50		47,688
5.25%, 06/15/26	50		50,798
5.25%, 06/15/49	50		47,045
5.38%, 09/01/26	50		51,640

2

	Par (000’s	)	Value
United States (continued)
5.50%, 06/15/47	$50		$48,452
5.88%, 02/01/29	50		52,416
Keurig Dr Pepper, Inc. 4.05%, 04/15/32	50		49,381
Kinder Morgan Energy Partners LP 6.95%, 01/15/38	50		55,623
Kraft Heinz Foods Co.
3.00%, 06/01/26	50		48,448
5.00%, 06/04/42	25		24,272
5.20%, 07/15/45	50		49,877
6.88%, 01/26/39	25		28,665
Kraft Heinz Foods Co. 144A 7.12%, 08/01/39	40		46,203
L3Harris Technologies, Inc. 4.40%, 06/15/28	25		25,227
Lowe’s Cos, Inc.
2.50%, 04/15/26 †	50		48,429
4.00%, 04/15/25 †	25		25,317
McDonald’s Corp.
2.62%, 09/01/29	35		32,503
4.45%, 03/01/47	50		49,027
4.88%, 12/09/45	50		52,494
6.30%, 03/01/38	50		59,333
Midwest Connector Capital Co. LLC 144A 3.90%, 04/01/24	25		24,608
Mondelez International, Inc.
1.50%, 05/04/25	25		23,785
2.75%, 04/13/30	25		22,838
Netflix, Inc.
4.38%, 11/15/26	25		25,062
5.88%, 11/15/28	100		103,990
Northrop Grumman Corp. 3.25%, 08/01/23	25		24,985
Oracle Corp.
2.50%, 04/01/25	125		120,969
2.80%, 04/01/27	25		23,554
2.88%, 03/25/31	75		64,708
3.60%, 04/01/40	75		58,286
3.80%, 11/15/37	50		41,210
4.00%, 07/15/46	50		38,763
6.50%, 04/15/38 †	75		79,657
Owl Rock Capital Corp. 3.40%, 07/15/26	50		45,074
Raytheon Technologies Corp. 3.95%, 08/16/25	50		50,834
Reynolds American, Inc. 5.85%, 08/15/45	75		66,178
Sherwin-Williams Co.
3.45%, 06/01/27	50		49,368
4.50%, 06/01/47	25		23,206
Southern Co.
3.70%, 04/30/30	25		24,322
3.75% (US Treasury Yield Curve Rate T 5 Year+2.92%), 09/15/51	25		22,097
	Par (000’s	)	Value
United States (continued)
Synchrony Financial 3.95%, 12/01/27	$50		$47,020
Sysco Corp.
3.30%, 07/15/26 †	25		24,707
5.95%, 04/01/30	50		55,105
Time Warner Cable LLC
6.55%, 05/01/37	25		26,161
7.30%, 07/01/38	100		108,381
Time Warner Entertainment Co. LP 8.38%, 07/15/33	50		59,729
T-Mobile USA, Inc.
3.38%, 04/15/29	75		70,142
3.50%, 04/15/25	150		148,389
3.75%, 04/15/27	155		152,622
3.88%, 04/15/30	60		57,751
Tyson Foods, Inc. 4.00%, 03/01/26	50		50,632
Verizon Communications, Inc.
0.85%, 11/20/25	25		23,046
1.45%, 03/20/26	75		70,233
2.62%, 08/15/26	25		24,213
3.38%, 02/15/25	50		50,205
3.50%, 11/01/24	50		50,171
4.02%, 12/03/29	50		50,221
4.12%, 03/16/27	100		102,497
4.33%, 09/21/28	50		51,325
VICI Properties LP
5.12%, 05/15/32	75		74,629
5.62%, 05/15/52	25		24,195
VICI Properties LP / VICI Note Co., Inc. 144A
3.75%, 02/15/27	50		45,869
4.25%, 12/01/26	50		47,072
4.62%, 12/01/29	50		47,691
Wells Fargo & Co.
5.38%, 11/02/43	50		51,363
5.61%, 01/15/44	50		52,633
Westinghouse Air Brake Technologies Corp. 4.95%, 09/15/28	50		49,697
			5,343,579
Total Corporate Bonds (Cost: $9,484,871)			8,459,729

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.9% (Cost: $421,226)
Money Market Fund: 4.9%
State Street Navigator Securities Lending Government Money Market Portfolio	421,226		421,226

3

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares (continued)	Value
Total Investments: 103.3% (Cost: $9,906,097)		$8,880,955
Liabilities in excess of other assets: (3.3)%		(287,848)
NET ASSETS: 100.0%		$8,593,107

Definitions:
USD	United States Dollar

Footnotes:
†	Security fully or partially on loan. Total market value of securities on loan is $314,207.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $2,335,350, or 27.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	3.6%	$305,383
Consumer Cyclicals	10.2	862,124
Consumer Non-Cyclicals	10.6	899,869
Energy	6.4	542,551
Financials	27.8	2,347,619
Healthcare	7.5	637,624
Industrials	5.3	445,479
Real Estate	3.4	289,139
Technology	22.2	1,877,963
Utilities	3.0	251,978
	100.0%	$8,459,729
4